7. STOCKHOLDERS EQUITY (DEFICIT) (MEMBERS DEFICIT)	15 Months Ended
Mar. 31, 2014
Equity [Abstract]
7. STOCKHOLDERS EQUITY (DEFICIT) (MEMBERS DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (MEMBERS’ DEFICIT)

LLC conversion

On June 9, 2013 the Company converted from a Texas limited liability company into a Texas corporation and changed its name to NCM Financial, Inc. Effective June 9, 2013 all of the Company’s outstanding common units were converted into common stock on 1 to 1 conversion ratio.

Common Units

Prior to the LLC conversion the company had 1,675,000,000 authorized units with no par value. Each holder of common units was entitled to one vote for each common unit held. Upon the LLC Conversion, all the then outstanding common units were converted into shares of common stock on a 1 to 1 basis.

Common Stock

The Company has authorized 2,500,000,000 shares of common stock, $.01 par value per share. Each holder of common stock is entitled to one vote for each share of common stock held.

On December 10, 2013 the Company completed a reverse stock split whereby every 5 pre-split shares of common stock is exchangeable for 1 share of post-split common stock. Accordingly, all share and per share information has been restated to retroactively show the effect of the stock split. As of December 31, 2013 the company had 335,000,000 shares issued and outstanding.

During the year ended December 31, 2013, the Company issued the following equity instruments:

•  In September 2013, the Company issued 26,950,000 shares of its common stock for advisory services to Iota Capital Corporation.  The shares were valued at the initial ask price $.25 since this was considered the best indicator of fair value at the date of grant. The Company recognized the fair market value of $6,737,500 as a stock based compensation expense.

•  In September 2013, the Company issued 30,000,000 shares of its common stock for advisory services to KeyStone Trading Ltd. The shares were valued at the initial ask price $.25 since this was considered the best indicator of fair value at the date of grant. The Company recognized the fair market value of $7,500,000 as a stock based compensation expense.

•  In December 2013, the Company issued 25,000,000 shares of its common stock for consulting services to Llew Watkins.  The shares were valued at the initial ask price $.25 since this was considered the best indicator of fair value at the date of grant. The Company recognized the fair market value of $6,250,000 as a stock based compensation expense.